Concession Financial and Sector Assets and Liabilities - Schedule of Generation Indemnity Receivable (Details) R$ in Millions	12 Months Ended
Dec. 31, 2023 BRL (R$) MW
IfrsStatementLineItems [Line Items]
Installed capacity (MW) | MW	3,601.7
Net balance of assets	R$ 692
Financial Update	93
Net balance of assets	R$ 785
Usina hidreletrica tress marias [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	396
Net balance of assets	R$ 179
Financial Update	24
Net balance of assets	R$ 203
Usina hidreletrica salto grande [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	102
Net balance of assets	R$ 92
Financial Update	12
Net balance of assets	R$ 104
Usina hidreletrica itutinga [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	52
Net balance of assets	R$ 11
Financial Update	1
Net balance of assets	R$ 12
Usina hidreletrica camargos [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	46
Net balance of assets	R$ 21
Financial Update	3
Net balance of assets	R$ 24
Cemig PCH piau [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	18.01
Net balance of assets	R$ 5
Financial Update	1
Net balance of assets	R$ 6
Cemig PCH gafanhoto [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	14
Net balance of assets	R$ 6
Financial Update	1
Net balance of assets	R$ 7
Cemig PCH peti [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	9.4
Net balance of assets	R$ 6
Financial Update	1
Net balance of assets	R$ 7
Cemig PCH dona rita [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	Sep. 2013
Installed capacity (MW) | MW	2.41
Net balance of assets	R$ 2
Net balance of assets	R$ 2
Cemig PCH tronqueiras [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	8.5
Net balance of assets	R$ 9
Financial Update	1
Net balance of assets	R$ 10
Cemig PCH joasal [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	8.4
Net balance of assets	R$ 7
Financial Update	1
Net balance of assets	R$ 8
Cemig PCH martins [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	7.7
Net balance of assets	R$ 5
Financial Update	1
Net balance of assets	R$ 6
Cemig PCH cajuru [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	7.2
Net balance of assets	R$ 20
Financial Update	3
Net balance of assets	R$ 23
Cemig PCH paciencia [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	4.08
Net balance of assets	R$ 4
Financial Update	1
Net balance of assets	R$ 5
Cemig PCH marmelos [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	4
Net balance of assets	R$ 3
Net balance of assets	R$ 3
Usina hidreletrica volta grande [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	Feb. 2017
Installed capacity (MW) | MW	380
Usina hidreletrica miranda [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	Dec. 2016
Installed capacity (MW) | MW	408
Net balance of assets	R$ 97
Financial Update	13
Net balance of assets	R$ 110
Usina hidreletrica jaguara [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	Aug. 2013
Installed capacity (MW) | MW	424
Net balance of assets	R$ 148
Financial Update	20
Net balance of assets	R$ 168
Usina hidreletrica sao simao [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	Jan. 2015
Installed capacity (MW) | MW	1,710
Net balance of assets	R$ 77
Financial Update	10
Net balance of assets	R$ 87